Lease liabilities (Details) - USD ($)	3 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis of lease payments [line items]
Future minimum lease payments	$ 3,838,616
Interest	814,622
Present value of minimum lease payments	3,023,994
Current portion of lease liabilities	574,294	$ 392,279
Non-current portion of lease liabilities	2,449,700	$ 1,494,992
Within one year
Disclosure of maturity analysis of lease payments [line items]
Future minimum lease payments	828,435
Interest	254,141
Present value of minimum lease payments	574,294
Between one and five years
Disclosure of maturity analysis of lease payments [line items]
Future minimum lease payments	2,374,561
Interest	479,389
Present value of minimum lease payments	1,895,172
More than five years
Disclosure of maturity analysis of lease payments [line items]
Future minimum lease payments	635,620
Interest	81,092
Present value of minimum lease payments	$ 554,528